Fair value measurement - Changes in level 3 assets and liabilities measured at fair value on a recurring basis (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Assets, Fair Value Disclosure [Abstract]
Beginning Balance	$ 172,149	$ 170,420	$ 204,959
Gains (Losses) included in earnings	(27,563)	(8,519)	(36,716)
Gains (losses) included in OCI	(1)	(5)	9
Additions	9,239	10,483	8,037
Sales			(521)
Settlements	(740)	(230)	(1,096)
Transfers out of Level 3	(26)		(4,252)
Ending Balance	153,058	172,149	170,420
Fair Value Assets Measured On Recurring Basis Change In Unrealized Gain Loss	(14,169)	8,725	(18,947)
Liabilities, Fair Value Disclosure [Abstract]
Beginning Balance	0	(164,858)	(153,158)
Liabilitiy - Gains (Losses) included in earnings		(6,112)	11,700
Gains (losses) included in OCI		0	0
Additions		0	0
Sales			0
Settlements		170,970	0
Transfer out of Level 3			0
Ending Balance		0	(164,858)
Fair Value Liabilities Measured On Recurring Basis Change In Unrealized Gain Loss		0	(11,700)
Contingent consideration
Assets, Fair Value Disclosure [Abstract]
Transfers out of Level 3			0
Liabilities, Fair Value Disclosure [Abstract]
Beginning Balance	0	(164,858)	(153,158)
Liabilitiy - Gains (Losses) included in earnings		(6,112)	11,700
Gains (losses) included in OCI		0	0
Additions		0	0
Sales			0
Settlements		170,970	0
Ending Balance		0	(164,858)
Fair Value Liabilities Measured On Recurring Basis Change In Unrealized Gain Loss		0	(11,700)
Debt securities available-for-sale | Mortgage Backed Securities
Assets, Fair Value Disclosure [Abstract]
Beginning Balance	1,233	1,288	1,392
Gains (Losses) included in earnings	0	0	0
Gains (losses) included in OCI	(1)	(5)	9
Additions	0	0	0
Sales			0
Settlements	(50)	(50)	(25)
Transfers out of Level 3	0		(88)
Ending Balance	1,182	1,233	1,288
Fair Value Assets Measured On Recurring Basis Change In Unrealized Gain Loss	0	0	0
Trading account debt securities | Mortgage Backed Securities
Assets, Fair Value Disclosure [Abstract]
Beginning Balance	43	43	4,755
Gains (Losses) included in earnings	(1)	0	(124)
Gains (losses) included in OCI	0	0	0
Additions	25	0	332
Sales			(156)
Settlements	(41)	0	(876)
Transfers out of Level 3	(26)		(3,888)
Ending Balance	0	43	43
Fair Value Assets Measured On Recurring Basis Change In Unrealized Gain Loss	0	0	(3)
Trading account debt securities | CMO
Assets, Fair Value Disclosure [Abstract]
Beginning Balance	611	529	1,321
Gains (Losses) included in earnings	(1)	2	0
Gains (losses) included in OCI	0	0	0
Additions	71	260	44
Sales			(365)
Settlements	(151)	(180)	(195)
Transfers out of Level 3	0		(276)
Ending Balance	530	611	529
Fair Value Assets Measured On Recurring Basis Change In Unrealized Gain Loss	1	2	0
Trading account debt securities | Other
Assets, Fair Value Disclosure [Abstract]
Beginning Balance	485	529	602
Gains (Losses) included in earnings	(45)	(44)	(73)
Gains (losses) included in OCI	0	0	0
Additions	0	0	0
Sales			0
Settlements	0	0	0
Transfers out of Level 3	0		0
Ending Balance	440	485	529
Fair Value Assets Measured On Recurring Basis Change In Unrealized Gain Loss	20	20	42
Mortgage Servicing Rights
Assets, Fair Value Disclosure [Abstract]
Beginning Balance	169,777	168,031	196,889
Gains (Losses) included in earnings	(27,516)	(8,477)	(36,519)
Gains (losses) included in OCI	0	0	0
Additions	9,143	10,223	7,661
Sales			0
Settlements	(498)	0	0
Transfers out of Level 3	0		0
Ending Balance	150,906	169,777	168,031
Fair Value Assets Measured On Recurring Basis Change In Unrealized Gain Loss	$ (14,190)	$ 8,703	$ (18,986)